NET REVENUES - Contract balance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts Receivable
Opening Balance	¥ 536,823		¥ 488,875
Increase/(decrease), net	(123,722)		47,948
Ending Balance	413,101	$ 56,595	536,823
Advances from Customers
Opening Balance	124,995		296,361
Increase/(decrease), net	24,692		(171,366)
Ending Balance	149,687		124,995
Revenue recognized	¥ 124,995		¥ 296,361
MP Service [Member]
Contract balance
Maximum term of contract with customer	1 year	1 year	1 year